Share Capital (Details Narrative) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share Capital Abstract
Stock option exercises, shares	3,228,182
Stock option exercises, value	$ 7,799	$ 572